Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents		$ 1,022,625	$ 658,154
Accounts receivable, net		1,988,785	3,485,523
Inventories, net		17,018,217	8,282,243
Advances to suppliers		562,473	1,427,849
Amounts due from a related party		87,472	133,482
Prepayments and other current assets, net		2,783,842	680,496
Deferred offering costs			627,604
Total current assets		23,463,414	15,295,351
Non-current assets:
Property and equipment, net		293,023	2,582,713
Intangible assets, net		2,022,918	62,241
Right-of-use assets, net		74,562	38,197
Deferred tax assets		785,700	506,523
Other assets		114,888	297,696
Total non-current assets		3,291,091	3,487,370
Total assets		26,754,505	18,782,721
Current liabilities:
Accounts payable		3,722,525	746,134
Deferred revenues		1,164,334
Amounts due to a related party		30,222	42,487
Accrued expenses and other current liabilities		1,116,014	1,293,243
Short-term borrowings		5,636,831	4,334,544
Operating lease liabilities, current		73,530
Income tax payable		1,692,519	1,668,400
Total current liabilities		13,435,975	8,084,808
Non-Current liability:
Long-term borrowings		418,784	116,964
Total non-current liability		418,784	116,964
Total liabilities		13,854,759	8,201,772
Commitments and contingencies
Shareholder’s equity
Ordinary shares	[1]		10,000
Additional paid in capital		12,157,104	4,249,517
Statutory reserve		672,402	672,402
Retained earnings		324,893	6,037,573
Accumulated other comprehensive loss		(267,863)	(388,543)
Total shareholders’ equity		12,899,746	10,580,949
Total liabilities and shareholder’s equity		26,754,505	18,782,721
Common Class A [Member]
Shareholder’s equity
Ordinary shares	[1]	4,010
Common Class B [Member]
Shareholder’s equity
Ordinary shares	[1]	$ 9,200

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share split (Note 15).